Western & Southern Financial Group®	400 Broadway Cincinnati, OH 45202 Tel: 513-357-6029 Fax: 513-629-1044 meredyth.whitford@wslife.com

September 24, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	Touchstone Variable Series Trust (the “Registrant”)
File No. 811-08416

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares in connection with the reorganization of Touchstone High Yield Fund into Touchstone Active Bond Fund, each a series of the Registrant.  The Registration Statement is intended to become effective on October 23, 2015 pursuant to Rule 488 under the Securities Act of 1933, as amended.

Please contact the undersigned at (513) 357-6029 if you have any questions or comments concerning the filing.

Sincerely,

/s/ Meredyth A. Whitford

Meredyth A. Whitford

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